SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of purchase consideration, the net assets acquired and goodwill

Details of the purchase consideration, the net assets acquired and goodwill in millions are as follows:

	(In current	(In current
	currency as of	currency as of
Purchase consideration	June 1, 2022)	December 31, 2022)
Cash Paid	284	407
Remaining balance	426	609
Indemnification assets	(63)	(90)
Total	647	926

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current currency as of June 1, 2022)	(In current currency as of December 31, 2022)
Cash and cash equivalents	1	2
Trade receivables	45	68
PP&E (2)	397	598
Intangible assets (1)	291	438
Right of use assets	26	40
Leases liabilities	(24)	(36)
Trade payables	(43)	(65)
Other taxes payables	(33)	(50)
Other assets / liabilities, net	(204)	(357)
Net identifiable assets acquired	456	638
Goodwill	191	288
Total	647	926
(1)	Correspond to the Brand and Customer Relationship, which were calculated using the “income approach”, the “Relief from Royalty” methodology and the “Multiperiod Excess Earnings Method”.
(2)

The fair values of PP&E were calculated using the “cost approach”, which consists of the new replacement cost of the identified assets adjusted for physical deterioration, functional and economic obsolescence.

Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of impairment recognized by concept

	As of December 31,
	2022	2021	2020

	Gain (loss)
Return of radioelectric spectrum (See Note 2.e.i)	(2,675)	—	—
Brands Cablevisión and Fibertel (a)	—	(873)	—
Assets classified as held for sale (See Note 3.j)	(1,775)	—	—
Telecom Goodwill (See Note 3.v.1)	(243,900)	—	—
Goodwill allocated to subsidiaries	(64)	(1,299)	—
Others (b)	2,279	(329)	(1,106)
Total	(246,135)	(2,501)	(1,106)
a)	As a result of the Company’s decision to discontinue the use of those brands, unifying all the customers of those services under the brands Flow and Personal in order to simplify the brand portfolio and to consolidate a new visual identity as an institution itself and of its products and services.
b)	In 2022, it includes recoveries of provisions for $2,175 related to works in progress that were completed during the current fiscal year.

Schedule of assumptions used in determining expense and benefit obligations

	2022	2021	2020
Discount Rate (1)	6.0% - 11.6%	6.1% - 11.8%	6.3% - 12.7%
Projected increase rate in compensation	52.0% - 83.1%	23.0% - 51.8%	22.1% - 50.9%
1)	Represents real discount rates.

Schedule of new standards and interpretations issued by the IASB applied by the company

The Company has applied the following new standards and amendments for the first time from January 1, 2022:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 37	Onerous contracts – Cost of fulfilling a contract	January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16	PP&E – Proceeds before intended use	January 1, 2022
Amendments to IFRS 9 and IFRS 16	Annual Improvements – 2018 to 2020 Cycle	January 1, 2022

Schedule of new standards and interpretations issued by the IASB not in force

As of the date to prepare these consolidated financial statements, the Company has not applied the following new standards and amendments to the existing ones which application is mandatory for periods beginning after December 31, 2022.

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 1	Classification of liabilities as current or non-current	January 1, 2024
Amendments to IAS 1	Information relating to material accounting policies	January 1, 2023
Amendments to IAS 8	Definition of accounting estimate	January 1, 2023
Amendments to IAS 12	Deferred tax – recognition of assets and liabilities arising from a single transaction	January 1, 2023
Amendments to IFRS 16	Measurement of the lease liability in a sale and leaseback transaction	January 1, 2024
Amendments to IAS 1	Classification of liabilities as current and non-current exposed to covenants	January 1, 2024